RECEIVABLES (Schedule of receivables) (Details) - USD ($)	Jan. 31, 2023	Jan. 31, 2022
Receivables [Abstract]
Taxes receivable	$ 10,834	$ 11,945
Trade receivables	401,476	198,478
Total receivables	$ 412,310	$ 210,423